Derivative Instruments And Other Hedging Activities (Schedule Of Derivative Instruments On Consolidated Financial Statements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)	$ (874)	$ (1,911)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(1,618)	(1,723)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Amount of Gain (Loss) Recognized in Income on Derivatives	(1)
Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	9,549	935
Other Income (Expense) [Member] | Interest Rate Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(1)	(2)
Mortgage Income [Member] | Forward Sale Contracts [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	2,431
Mortgage Income [Member] | Written And Purchased Options [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	7,119	937
Cash Flow Hedging [Member] | Interest Rate Contracts [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)	(874)	(1,911)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(1,618)	(1,723)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)